Long-Term Investment (Details) - Schedule of Long-Term Investment - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Equity Method Investments [Line Items]
Less: impairment loss allowance	$ (55,826)
Equity method investment, net		145,447
Ishiyama Real Estate Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 55,826	$ 145,447
Interest [Member] | Ishiyama Real Estate Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest rate	25.00%	25.00%